Fair Value Measurements	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value Measurements
Fair Value Measurements
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement hierarchy prioritizes the inputs to valuation techniques used to measure fair value as follows:

•	Level 1: Valuations based on inputs such as quoted prices for identical assets or liabilities in active markets that the entity has the ability to access.

•
Level 2: Valuations based on inputs other than level 1 inputs such as quoted prices for similar assets or liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable data for substantially the full term of the assets or liabilities.

•	Level 3: Valuations based on inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). A financial instrument‘s fair value classification is based on the lowest level of any input that is significant in the fair value measurement hierarchy.
Financial Assets and Financial Liabilities Measured at Fair Value on a Recurring Basis
Investments in money market funds (as part of our cash and cash equivalents) have fair value measurements which are all based on quoted prices for identical assets or liabilities.
Our short-term investments consist of deposits with an original maturity beyond three months with financial institutions that have good credit ratings. The fair value of the deposits is determined with reference to quoted market prices in an active market for similar assets or discounted cash flow analysis.
The principal market in which we execute our derivative contracts is the institutional market in an over-the-counter environment with a high level of price transparency. The market participants usually are large commercial banks. The valuation inputs for our derivative contracts are based on quoted prices and quoting pricing intervals from public data sources; they do not involve management judgment.
The valuation technique used to determine the fair value of forward foreign exchange contracts (used for hedging purposes) approximates the NPV technique which is the estimated amount that a bank would receive or pay to terminate the forward foreign exchange contracts at the reporting date, taking into account current interest rates and current exchange rates.
The valuation technique used to determine the fair value of interest rate swaps (used for hedging purposes) is the NPV technique, which is the estimated amount that a bank would receive or pay to terminate the swap agreements at the reporting date, taking into account current interest rates.
Our Eurobonds serve as hedged items in fair value hedge relationships in which we hedge the variability of changes in the fair value of our Eurobonds due to changes in market interest rates with interest rate swaps. The fair value changes of these interest rate swaps are recorded on the Consolidated Balance Sheets under derivative financial instruments (within other current assets and other non-current assets) and the carrying amounts of the Eurobonds are adjusted for the effective portion of these fair value changes only. For the actual aggregate carrying amount and the fair value of our Eurobonds, see Note 14.
The following table presents our financial assets and financial liabilities that are measured at fair value on a recurring basis:

As of December 31, 2016	Level 1	Level 2	Level 3	Total
(in thousands)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	134,059	—	134,059
Money market funds [2]	2,151,969	—	—	2,151,969
Short-term investments [3]	—	1,150,000	—	1,150,000
Total	2,151,969	1,284,059	—	3,436,028

Liabilities measured at fair value
Derivative financial instruments [1]	—	113,900	—	113,900

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	3,386,213	—	—	3,386,213

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.

2.	Money market funds are part of our cash and cash equivalents. See Note 5.

3.	Short-term investments consist of deposits with an original maturity longer than three months. See note 5.

4.	Long-term debt relates to Eurobonds. See Note 14.

As of December 31, 2015	Level 1	Level 2	Level 3	Total
(in thousands)	EUR	EUR	EUR	EUR

Assets measured at fair value
Derivative financial instruments [1]	—	133,803	—	133,803
Money market funds [2]	659,295	—	—	659,295
Short-term investments [3]	—	950,000	—	950,000
Total	659,295	1,083,803	—	1,743,098

Liabilities measured at fair value
Derivative financial instruments [1]	—	20,860	—	20,860

Assets and Liabilities for which fair values are disclosed
Long-term debt [4]	1,100,849	—	—	1,100,849

1.	Derivative financial instruments consist of forward foreign exchange contracts and interest rate swaps. See Note 4.

2.	Money market funds are part of our cash and cash equivalents. See Note 5.

3.	Short-term investments consist of deposits with an original maturity longer than three months. See note 5.

4.	Long-term debt relates to Eurobonds. See Note 14.
There were no transfers between levels during the years ended December 31, 2016 and December 31, 2015.
Assets and Liabilities Measured at Fair Value on a Non-recurring Basis
In 2016, we had no significant fair value measurements on a non-recurring basis. We did not recognize any impairment charges for goodwill and other intangible assets during 2016. See Notes 10 and 11 for more information. For fair value measurements in relation to the acquisition of HMI, we refer to Note 2.